SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Expected price volatility
Expected price volatility, minimum		118.66%
Expected price volatility, maximum		152.63%
Risk-free interest rate
Risk-free interest rate, minimum		2.32%
Risk-free interest rate, maximum		2.41%
Dividend yield
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected life in years		4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected life in years		10 years